Schedule of Balance Sheet Components (Detail) - USD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Prepaid expenses and other current assets
Prepaid expenses		$ 16,062	$ 13,753
Other current assets		7,287	6,038
Total prepaid expenses and other current assets	$ 26,776	23,349	19,791
Other current liabilities
Refund liability		5,019	5,350
Other current liabilities		6,555	4,364
Total	$ 11,761	$ 11,574	$ 9,714